Property, Plant, and Equipment Schedule of depreciation expense and maintenance and repairs expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 59,017	$ 53,327	$ 51,104
Maintenance and repair expense	$ 23,343	$ 21,392	$ 22,504